INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
INTANGIBLE ASSETS

7.	INTANGIBLE ASSETS

	Software	HealthTab™	Corozon	Emerald	Total
	$	$	$	$	$
Cost
Balance, December 31, 2023	65,465	1	1	1	65,468
Additions	24,253	-	-	-	24,253
Balance, December 31, 2024	89,718	1	1	1	89,721
Additions	25,865	-	-	-	25,865
Impairment	(70,594)	-	-	-	(70,594)
Assets written off	(44,989)	-	-	-	(44,989)
Balance, December 31, 2025	-	1	1	1	3

Accumulated Amortization
Balance, December 31, 2023	18,819	-	-	-	18,819
Amortization	11,755	-	-	-	11,755
Balance, December 31, 2024	30,574	-	-	-	30,574
Amortization	14,415	-	-	-	14,415
Assets written off	(44,989)	-	-	-	(44,989)
Balance, December 31, 2025	-	-	-	-	-

Carrying value
As at December 31, 2024	59,144	1	1	1	59,147
As at December 31, 2025	-	1	1	1	3

Amortization of software of $14,415 was included in cost of sales during the year ended December 31, 2025 (2024 - $11,755).

During the year ending December 31, 2025, the agreement with the Company’s major customer was not renewed and expired on March 31, 2025. The loss of this major customer significantly impacted the Company’s revenue and financial position. As a consequence, the Company performed an impairment test. The Company recognized and determined the recoverable amount to be $Nil using the value in use method. The Company recognized an impairment of $70,594 related to system software during the year ended December 31, 2025 (2024 - $Nil).

Avricore Health Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025, 2024 and 2023

(Expressed in Canadian Dollars)